Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,747,000.00
Previously Paid Amount	0.00
Total Fee Amount	655.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 655.56
Narrative - Max Aggregate Offering Price	$ 4,747,000.00
Final Prospectus	true